Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 131,802	$ 107,956
Accounts receivable, net (Note 3)	191,047	137,265
Unbilled revenue	114,635	111,734
Service inventories (Note 4)	98,892	96,772
Prepaid assets	16,960	10,146
Retention withholdings	15,910	31,072
Other receivables	45,206	38,476
Other current assets	5,469	7,095
Total current assets	619,921	540,516
Non-current assets
Property, plant and equipment, net (Note 5)	423,856	438,146
Intangible assets, net	56,391	65,696
Goodwill	645,095	645,095
Operating lease right-of-use assets	23,682	26,042
Other assets	58,145	58,183
Total assets	1,827,090	1,773,678
Liabilities
Accounts payable and accrued expenses	352,617	305,308
Current installments of long-term debt (Note 6)	65,912	68,735
Short-term borrowings (Note 6)	65,997	59,720
Income taxes payable		7,728
Other taxes payable	31,166	27,482
Operating lease liabilities	4,850	5,449
Other current liabilities	37,558	29,090
Total current liabilities	558,100	503,512
Long-term debt (Note 6)	222,916	254,387
Deferred tax liabilities	5,337	5,632
Employee benefit liabilities	33,989	31,806
Non-current operating lease liabilities	19,839	20,843
Other liabilities	50,005	49,266
Total liabilities	890,186	865,446
Commitments and contingencies (Note 8)
Equity
Preferred shares, no par value; unlimited shares authorized; none issued and outstanding at June 30, 2025, and December 31, 2024, respectively
Common stock and additional paid in capital, no par value; unlimited shares authorized; 96,452,967 and 96,045,856 shares issued and outstanding at June 30, 2025, and December 31, 2024, respectively	897,373	894,293
Retained earnings	39,462	13,870
Accumulated other comprehensive income	69	69
Total equity	936,904	908,232
Total liabilities and equity	$ 1,827,090	$ 1,773,678